Impairment of Non-current Assets - Summary of Impairment of Non-current Assets Excluding Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about impairment of non-current assets excluding goodwill [line items]
Total impairment of non-current assets	$ 2,635	$ 494	$ 264
New South Wales Energy Coal [Member]
Disclosure of detailed information about impairment of non-current assets excluding goodwill [line items]
Negative recoverable amount of asset or cash generating unit	(300)
Total impairment of non-current assets	$ 1,057
Discount rate applied	6.50%
Cerrejon [Member]
Disclosure of detailed information about impairment of non-current assets excluding goodwill [line items]
Recoverable amount of asset or cash-generating unit	$ 284
Total impairment of non-current assets	466
Consideration on sale of investments accounted for using equity method	294
Expected Net Proceeds From Sale Of Investments Accounted For Using Equity Method	284
Potash [Member]
Disclosure of detailed information about impairment of non-current assets excluding goodwill [line items]
Recoverable amount of asset or cash-generating unit	3,300
Total impairment of non-current assets	$ 1,300
Discount rate applied	6.50%